Income Taxes - Summary of Reconciliation of Unrecognized Tax Benefit (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Income Tax Disclosure [Abstract]
Balance at the beginning of the year	¥ (5,494)	$ (841)	¥ (4,892)
Increase	(7,673)	(1,176)	(602)
Reverse	180	28	0
Balance at end of the year	¥ (12,987)	$ (1,989)	¥ (5,494)